Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Available for offset against future taxable income	R 164,474	R 105,428
Utilised against deferred tax balance	(160,244)	(102,890)
Not recognised as a deferred tax asset	4,230	R 2,538
Sasol Investment Company (Pty) Ltd
Disclosure of temporary difference, unused tax losses and unused tax credits
Not recognised as a deferred tax asset	R 1,500